Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
2024 PAY VERSUS PERFORMANCE TABLE AND SUPPORTING NARRATIVE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following table describes the executive compensation for our Chief Executive Officer, who is our Principal Executive Officer (“PEO”), the other NEOs, and the Company’s performance for our five most recently completed fiscal years.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income(6)	Net Sales ($)(7)
2024	$2,266,662	$9,693,359	$2,078,841	$4,927,612	$250.65	$143.37	$46.93	$975.18
2023	$1,613,885	$6,529,454	$1,025,996	$2,954,160	$146.83	$160.58	($33.61)	$766.90
2022	$914,920	($2,714,943)	$980,228	($398,985)	$89.30	$124.99	($59.49)	$595.34
2021	$765,040	($7,070,793)	$522,686	($3,320,911)	$161.23	$153.39	($29.67)	$425.49
2020	$15,858,452	$24,395,225	$6,537,735	$13,384,214	$240.29	$154.25	($3.19)	$318.79

(1)
During all five reported fiscal years, Mr. Cyr served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cyr as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cyr during the applicable year. The values for fiscal year 2023 differ from those published in our August 22, 2024 Proxy Statement as a result of changes in our understanding of the assumptions and methodologies required under the SEC rules in relation to the option valuations. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to Mr. Cyr’s total compensation for each year to determine the compensation actually paid. Amounts may not sum due to rounding.

	PEO
Adjustments	2023	2024
SCT Total	$1,613,885	$2,266,662
- Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$—	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,532,258	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$383,311	$7,426,698
– Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Years	$—	$—
Compensation Actually Paid	$6,529,454	$9,693,359

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cyr) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Cyr) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Scott Morris, Todd Cunfer, Thembeka Machaba, and Nicky Baty (ii) for 2023, Scott Morris, Todd Cunfer, Thembeka Machaba, and Cathal Walsh; (iii) for 2022, Scott Morris, Todd Cunfer, Thembeka Machaba, Cathal Walsh, Richard Kassar, and Heather Pomerantz; (iv) for 2021, Scott Morris, Heather Pomerantz, Stephen Weise, and Cathal Walsh; (v) for 2020, Scott Morris, Heather Pomerantz, Stephen Weise, Cathal Walsh, and Richard Kassar.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. The values for fiscal year 2023 differ from those published in our August 22, 2024 Proxy Statement as a result of changes in our understanding of the assumptions and methodologies required under the SEC rules in relation to the option valuations. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid. Amounts may not sum due to rounding.

	Other NEO
Adjustments	2023	2024
SCT Total	$1,025,996	$2,078,841
- Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$191,109	$765,175
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$300,819	$888,512
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,386,602	$329,846
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$431,853	$2,395,588
– Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Years	$—	$—
Compensation Actually Paid	$2,954,160	$4,927,612

(5)
The peer group used for total shareholder return comparisons reflects our Compensation Peer Group as disclosed in the Compensation Discussion & Analysis section of this Proxy Statement, and consists of the following companies: BellRing Brands Inc., Beyond Meat Inc., Celsius Holdings Inc., Central Garden & Pet Company, Farmer Bros. Co., John B. Sanfilippo & Son Inc., Lancaster Colony Corporation, Lifecore Biomedical Inc., Medifast Inc., Nature’s Sunshine Products Inc., PetIQ Inc., SunOpta Inc., the Simply Good Foods Company, Utz Brands Inc., Vital Farms Inc., and YETI Holdings Inc. In our prior Pay Versus Performance tables, the peer group reflected the Nasdaq Composite Total Return Index. The update is a result of changes in our understanding of the methodologies required under the SEC rules. The cumulative five-year total shareholder returns through December 31, 2024 of the former peer group, the current peer group, and the Company were $223.87, $143.37, and $250.65, respectively. The total shareholder returns for the former peer group from 2020 to 2024 at each fiscal year end were $144.92, $177.06, $119.45, $172.77 and $223.87 respectively.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(7)
This column is the “Company-Selected Measure,” which in the registrant’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the registrant to link compensation actually paid to the registrant’s named executive officers, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)
During all five reported fiscal years, Mr. Cyr served as our PEO. The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cyr) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Cyr) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Scott Morris, Todd Cunfer, Thembeka Machaba, and Nicky Baty (ii) for 2023, Scott Morris, Todd Cunfer, Thembeka Machaba, and Cathal Walsh; (iii) for 2022, Scott Morris, Todd Cunfer, Thembeka Machaba, Cathal Walsh, Richard Kassar, and Heather Pomerantz; (iv) for 2021, Scott Morris, Heather Pomerantz, Stephen Weise, and Cathal Walsh; (v) for 2020, Scott Morris, Heather Pomerantz, Stephen Weise, Cathal Walsh, and Richard Kassar.

Peer Group Issuers, Footnote
(5)
The peer group used for total shareholder return comparisons reflects our Compensation Peer Group as disclosed in the Compensation Discussion & Analysis section of this Proxy Statement, and consists of the following companies: BellRing Brands Inc., Beyond Meat Inc., Celsius Holdings Inc., Central Garden & Pet Company, Farmer Bros. Co., John B. Sanfilippo & Son Inc., Lancaster Colony Corporation, Lifecore Biomedical Inc., Medifast Inc., Nature’s Sunshine Products Inc., PetIQ Inc., SunOpta Inc., the Simply Good Foods Company, Utz Brands Inc., Vital Farms Inc., and YETI Holdings Inc. In our prior Pay Versus Performance tables, the peer group reflected the Nasdaq Composite Total Return Index. The update is a result of changes in our understanding of the methodologies required under the SEC rules. The cumulative five-year total shareholder returns through December 31, 2024 of the former peer group, the current peer group, and the Company were $223.87, $143.37, and $250.65, respectively. The total shareholder returns for the former peer group from 2020 to 2024 at each fiscal year end were $144.92, $177.06, $119.45, $172.77 and $223.87 respectively.

Changed Peer Group, Footnote
(5)
The peer group used for total shareholder return comparisons reflects our Compensation Peer Group as disclosed in the Compensation Discussion & Analysis section of this Proxy Statement, and consists of the following companies: BellRing Brands Inc., Beyond Meat Inc., Celsius Holdings Inc., Central Garden & Pet Company, Farmer Bros. Co., John B. Sanfilippo & Son Inc., Lancaster Colony Corporation, Lifecore Biomedical Inc., Medifast Inc., Nature’s Sunshine Products Inc., PetIQ Inc., SunOpta Inc., the Simply Good Foods Company, Utz Brands Inc., Vital Farms Inc., and YETI Holdings Inc. In our prior Pay Versus Performance tables, the peer group reflected the Nasdaq Composite Total Return Index. The update is a result of changes in our understanding of the methodologies required under the SEC rules. The cumulative five-year total shareholder returns through December 31, 2024 of the former peer group, the current peer group, and the Company were $223.87, $143.37, and $250.65, respectively. The total shareholder returns for the former peer group from 2020 to 2024 at each fiscal year end were $144.92, $177.06, $119.45, $172.77 and $223.87 respectively.

PEO Total Compensation Amount	$ 2,266,662	$ 1,613,885	$ 914,920	$ 765,040	$ 15,858,452
PEO Actually Paid Compensation Amount	$ 9,693,359	6,529,454	(2,714,943)	(7,070,793)	24,395,225
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cyr as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cyr during the applicable year. The values for fiscal year 2023 differ from those published in our August 22, 2024 Proxy Statement as a result of changes in our understanding of the assumptions and methodologies required under the SEC rules in relation to the option valuations. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to Mr. Cyr’s total compensation for each year to determine the compensation actually paid. Amounts may not sum due to rounding.

	PEO
Adjustments	2023	2024
SCT Total	$1,613,885	$2,266,662
- Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$—	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,532,258	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$383,311	$7,426,698
– Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Years	$—	$—
Compensation Actually Paid	$6,529,454	$9,693,359

Non-PEO NEO Average Total Compensation Amount	$ 2,078,841	1,025,996	980,228	522,686	6,537,735
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,927,612	2,954,160	(398,985)	(3,320,911)	13,384,214
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. The values for fiscal year 2023 differ from those published in our August 22, 2024 Proxy Statement as a result of changes in our understanding of the assumptions and methodologies required under the SEC rules in relation to the option valuations. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments (which are also updated) were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid. Amounts may not sum due to rounding.

	Other NEO
Adjustments	2023	2024
SCT Total	$1,025,996	$2,078,841
- Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$191,109	$765,175
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$300,819	$888,512
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,386,602	$329,846
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$431,853	$2,395,588
– Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Years	$—	$—
Compensation Actually Paid	$2,954,160	$4,927,612

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return
The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the five most recently completed fiscal years and the peer group’s cumulative total shareholder return over the same period, and (ii) the compensation actually paid to our PEO and the average CAP to our non-PEO NEOs.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between compensation actually to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Net Income (Loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Sales
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Net Sales during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return
The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the five most recently completed fiscal years and the peer group’s cumulative total shareholder return over the same period, and (ii) the compensation actually paid to our PEO and the average CAP to our non-PEO NEOs.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
Freshpet selected the following measures as most important to link CAP to fiscal year 2024 Company performance.
(1)	Net Sales
(2)	Adjusted EBITDA before bonus accrual
(3)	Adjusted EBITDA

Total Shareholder Return Amount	$ 250.65	146.83	89.3	161.23	240.29
Peer Group Total Shareholder Return Amount	143.37	160.58	124.99	153.39	154.25
Net Income (Loss)	$ 46,930,000	$ (33,610,000)	$ (59,490,000)	$ (29,670,000)	$ (3,190,000)
Company Selected Measure Amount	975,180,000	766,900,000	595,340,000	425,490,000	318,790,000
PEO Name	Mr. Cyr	Mr. Cyr	Mr. Cyr	Mr. Cyr	Mr. Cyr
Former Peer Group Total Shareholder Return Amount	$ 223.87	$ 172.77	$ 119.45	$ 177.06	$ 144.92
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA before bonus accrual
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,532,258
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,426,698	383,311
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(765,175)	(191,109)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	888,512	300,819
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	329,846	1,386,602
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,395,588	431,853
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0